UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

675 Third Avenue, Suite 2900-05, New York, NY 10017

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd.

Suite #161

                     Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 443-1021

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

ANNUAL REPORT

October 31, 2022

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Table of Contents

Third Avenue Value Fund	Page 2

Third Avenue Small-Cap Value Fund	Page 13

Third Avenue Real Estate Value Fund	Page 25

Third Avenue International Real Estate Value Fund	Page 38

Statements of Assets and Liabilities	Page 48

Statements of Operations	Page 50

Statements of Changes in Net Assets	Page 51

Financial Highlights	Page 54

Notes to Financial Statements	Page 68

Report of Independent Registered Public Accounting Firm	Page 108

Management of the Trust	Page 110

Schedule of Shareholder Expenses	Page 114

Federal Tax Status of Dividends and Distributions	Page 116

Third Avenue Trust

Third Avenue Value Fund

Portfolio Management Discussion

October 31, 2022 (Unaudited

		Average Annual Returns for the Periods Ended October 31, 2022
	One Year ended 10/31/22	Three Year	Five Year	Ten Year	Since Inception Z Class *
Third Avenue Value Fund Investor Class†	4.35%	14.17%	4.85%	6.63%	N/A
Third Avenue Value Fund Institutional Class^	4.62%	14.46%	5.11%	6.91%	N/A
Third Avenue Value Fund Z Class#	4.75%	14.58%	N/A	N/A	5.04%
MSCI World Index	(18.09%)	6.62%	6.92%	9.52%	6.39%

*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on November 1, 1990.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.47%, 1.22% and 1.16% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.45%, 1.21% and 1.11% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2022 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2023 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue Value Fund

Portfolio Management Discussion (continued)

October 31, 2022 (Unaudited)

The Fund generated returns of 4.35%, 4.62% and 4.75% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the MSCI World Index, returned -18.09% over the same period.

During the twelve month period ending October 31, 2022, value strategies in general performed relatively better than broad market indices. For example, the MSCI World Value Index returned -7.64%, outperforming the MSCI World Growth Index by more than 10%. Furthermore, the Fund substantially outperformed both broad market indices, such as the MSCI World, and value-oriented indices, such as the MSCI World Value Index, over the one year period. While the Fund’s strategy is definitively value-oriented, an opportunistic, bottom-up approach to global value investing typically results in a portfolio with very high active share relative to both broad market indices and value-oriented indices. For this particular one year time period, the Fund’s substantial outperformance benefited from investments in oil service providers Tidewater, Inc. and Valaris, Ltd. Fund performance also benefited from strong contributions from top holdings Warrior Met Coal, Inc. and Bank of Ireland Group PLC. The Fund also held put options against the S&P 500 ETF Trust for several months during the year as means of managing market-related risk. That position benefited the Fund materially over the one year period. Furthermore, from a relative performance perspective, a complete absence of holdings of higher-priced, growth-oriented, U.S., large-cap equities was very beneficial as this area of global equity markets performed very poorly in absolute and relative terms. On the other hand, the Fund’s holdings in two copper mining companies, Capstone Copper Corp. and Lundin Mining Corp. were among the Fund’s largest detractors from performance as copper prices declined materially during the period. Investments in Buzzi Unicem SpA, Deutsche Bank AG and Five Point Holdings, LLC were also among the Fund’s largest detractors over the one year period.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S

HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2022, AND ARE SUBJECT TO CHANGE.

The Fund’s performance may be influenced by a foreign country’s political, social and economic situation. Other risks include currency fluctuations, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund’s prospectus.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets. The MSCI World Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue Value Fund - Investor Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

VALUE FUND – INVESTOR CLASS (TVFVX)

AND THE MSCI WORLD INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2022

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
4.35%	14.17%	4.85%	6.63%

*	Assumes reinvestment of all distributions
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Value Fund - Investor Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

VALUE FUND – INSTITUTIONAL CLASS (TAVFX)

AND THE MSCI WORLD INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2022

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
4.62%	14.46%	5.11%	6.91%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

VALUE FUND – Z CLASS (TAVZX)

AND THE MSCI WORLD INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2022

Average Annual Total Return

1 Year	3 Year	Since Inception (3/1/18)
4.75%	14.58%	5.04%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at October 31, 2022

Shares	Security†	Value (Note 1)

Common Stocks - 94.74%
	Aerospace & Defense - 2.32%
93,059	Dassault Aviation S.A. (France)	$13,820,980

	Automotive - 7.87%
343,693	Bayerische Motoren Werke AG (Germany)	26,977,131
268,190	Daimler Truck Holding AG (Germany) (a)	7,153,321
221,119	Mercedes-Benz Group AG (Germany)	12,798,719

		46,929,171

	Banks - 13.74%
5,421,483	Bank of Ireland Group PLC (Ireland)	39,038,086
261,742	Comerica, Inc.	18,452,811
2,567,417	Deutsche Bank AG (Germany)	24,471,967

		81,962,864

	Building Products - 4.32%
959,503	Buzzi Unicem SpA (Italy)	15,924,660
724,600	Taiheiyo Cement Corp. (Japan)	9,846,672

		25,771,332

	Consumer Products - 1.82%
475,470	Fila Holdings Corp. (South Korea)	10,889,581

	Diversified Holding Companies - 7.20%
3,427,082	CK Hutchison Holdings, Ltd. (Cayman Islands)	17,059,444
813,300	Jardine Cycle & Carriage, Ltd. (Singapore)	17,082,276
3,318,103	Quinenco S.A. (Chile)	8,823,657

		42,965,377

	Energy - Refining & Marketing - 2.60%
5,949,081	Ultrapar Participacoes S.A. (Brazil)	15,501,816

	Financial Services - 4.86%
5,869,965	Ashmore Group PLC (United Kingdom)	13,900,729
399,798	Lazard, Ltd., Class A (Bermuda)	15,076,382

		28,977,111

	Forest Products & Paper - 2.51%

842,646	Interfor Corp. (Canada) (a)	14,968,278

	Insurance - 2.79%
716,482	Old Republic International Corp.	16,629,547

	Media - 4.61%
13,649,201	S4 Capital PLC (United Kingdom) (a)	27,495,484

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals & Mining - 13.53%
9,218,624	Capstone Copper Corp. (Canada) (a)	$21,382,796
2,911,832	Lundin Mining Corp. (Canada)	15,260,748
1,186,835	Warrior Met Coal, Inc.	44,079,052

		80,722,596

	Non-U.S. Real Estate Operating Companies - 1.68%
17,593,700	Genting Singapore, Ltd. (Singapore)	10,005,056

	Oil & Gas Production & Services - 15.36%
2,711,857	Subsea 7, S.A. (Luxembourg)	27,055,930
1,351,965	Tidewater, Inc. (a)	45,831,613
280,150	Valaris, Ltd. (Bermuda) (a)	18,750,440

		91,637,983

	Retail - 1.83%
292,400	Seven & i Holdings Co., Ltd. (Japan)	10,914,817

	Transportation & Logistics - 1.80%
154,880,003	Cia Sud Americana de Vapores S.A. (Chile)	10,752,136

	Transportation Infrastructure - 5.58%
4,463,031	easyJet PLC (United Kingdom) (a)	17,770,399
563,792	Hawaiian Holdings, Inc. (a)	8,135,519
45,401,227	Hutchison Port Holdings Trust (Singapore)	7,415,155

		33,321,073

	U.S. Real Estate Operating Companies - 0.32%
841,181	Five Point Holdings, LLC, Class A (a)	1,917,893

	Total Common Stocks (Cost $491,037,318)	565,183,095

	Total Investment Portfolio - 94.74% (Cost $491,037,318)	565,183,095
	Other Assets less Liabilities - 5.26%	31,366,897

	NET ASSETS - 100.00%.	$596,549,992

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Summary of Investments by Sector	% of Net Assets
Oil & Gas Production & Services	15.36%
Banks	13.74
Metals & Mining	13.53
Automotive	7.87
Diversified Holding Companies	7.20
Transportation Infrastructure	5.58
Financial Services	4.86
Media	4.61
Building Products	4.32
Insurance	2.79
Energy - Refining & Marketing	2.60
Forest Products & Paper	2.51
Aerospace & Defense	2.32
Retail	1.83
Consumer Products	1.82
Transportation & Logistics	1.80
Non-U.S. Real Estate Operating Companies	1.68
U.S. Real Estate Operating Companies	0.32
Other Assets less Liabilities	5.26

Total	100.00%

Country Concentration	% of Net Assets
United States	22.65%
Germany	11.97
United Kingdom	9.92
Canada	8.65
Ireland	6.54
Singapore	5.78
Bermuda	5.67
Luxembourg	4.53
Japan	3.48
Chile	3.28
Cayman Islands	2.86
Italy	2.67
Brazil	2.60
France	2.32
South Korea	1.82

Total	94.74%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio Management Discussion

October 31, 2022 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2022
	One Year ended 10/31/22	Three Year	Five Year	Ten Year	Since Inception Z Class *
Third Avenue Small-Cap Value Fund Investor Class†	1.23%	7.55%	5.24%	8.76%	N/A
Third Avenue Small-Cap Value Fund Institutional Class^	1.51%	7.81%	5.50%	9.03%	N/A
Third Avenue Small-Cap Value Fund Z Class#	1.61%	7.95%	N/A	N/A	6.22%
Russell 2000 Value Index	(10.73%)	8.08%	5.31%	9.37%	6.16%

*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on April 1, 1997.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Small-Cap Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.52%, 1.24% and 1.17% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2022 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2023 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio Management Discussion (continued)

October 31, 2022 (Unaudited)

The Fund generated returns of 1.23%, 1.51% and 1.61% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the Russell 2000 Value Index, returned -10.73% over the same period.

Fund Management has maintained a commitment to shareholders by positioning the portfolio within the context of the deep-value roots instilled by Third Avenue’s late founder, Marty Whitman. As such, the Fund finds itself more concentrated among companies that trade at substantial discounts to what Fund Management deems to be their intrinsic net asset value. We remain committed to a concentrated portfolio of companies with what we believe are healthy balance sheets that are misunderstood by the market.

The Fund’s top performer during the fiscal year was offshore oil services company, Tidewater, Inc. (“TDW”). TDW benefitted from a shift in spending to offshore exploration in response to higher oil prices. The spending shift is in the early stages after a sustained period of underinvestment. Egg producer, Cal-Maine Foods, Inc. (“CALM”) also was a strong performer as consumers moved to cheaper forms of protein given rising inflation. In addition, industrial services companies, Comfort Systems USA, Inc. (“FIX”) and EMCOR Group, Inc. (“EME”) delivered exceptional operational performance as both benefitted from strong non-residential spending trends.

The Fund delivered healthy relative performance as it was positioned in well-capitalized companies anticipating higher interest rates and tighter credit in 2022. As the thesis played out, portfolio investments provided downside protection versus peer companies with weaker financial positions. With the exception of Financial Services, all sectors outperformed the Index in fiscal 2022. Financial Services lagged due to a large holding, regional bank UMB Financial Corp. (“UMBF”: Financial Services) experiencing unexpected credit write-downs during the year. The setback was short-term in nature and inconsistent with long-term history. We expect UMBF to sustain its stellar credit underwriting and book value compounding in the future.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2022, AND ARE SUBJECT TO CHANGE.

Small-cap companies carry additional risks because their share prices may be more volatile, and their securities may be less liquid than larger, more established companies. Such investments may increase the risk of greater price fluctuations. These and other risks are described more fully in the Fund’s prospectus.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is not a security

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio Management Discussion (continued)

October 31, 2022 (Unaudited)

that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Investor Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

SMALL-CAP VALUE FUND – INVESTOR CLASS (TVSVX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2022

Average Annual Total Return
1 Year	3 Year	5 Year	10 Year
1.23%	7.55%	5.24%	8.76%

* Assumes reinvestment of all distributions.

† Includes the use of derivatives.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Investor Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

SMALL-CAP VALUE FUND – INSTITUTIONAL CLASS (TASCX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2022

Average Annual Total Return
1 Year	3 Year	5 Year	10 Year
1.51%	7.81%	5.50%	9.03%

* Assumes reinvestment of all distributions.

† Includes the use of derivatives.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

SMALL-CAP VALUE FUND – Z CLASS (TASZX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2022

Average Annual Total Return
1 Year	3 Year	Since Inception (3/1/18)
1.61%	7.95%	6.22%

* Assumes reinvestment of all distributions.

† Includes the use of derivatives.

(1)	Represents TASZX.
(2)	Represents Russell 2000 Value Index.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at October 31, 2022

Shares	Security†	Value (Note 1)

Common Stocks - 91.53%
	Bank & Thrifts - 20.25%
101,965	Prosperity Bancshares, Inc.	$7,297,635
209,426	Southside Bancshares, Inc.	7,170,746
128,608	UMB Financial Corp.	10,702,758
182,346	Washington Trust Bancorp, Inc.	8,843,781

		34,014,920

	Commercial Services - 1.86%
63,558	Madison Square Garden Entertainment Corp. (a)	3,116,249

	Conglomerates - 5.19%
2,329	Seaboard Corp.	8,725,319

	Consulting & Information Technology Services - 4.52%
63,520	ICF International, Inc.	7,598,898

	Consumer Discretionary - 7.29%
568,084	Hamilton Beach Brands Holding Co., Class A (b)	6,692,030
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	5,552,942

		12,244,972

	Consumer Staples - 0.96%
28,403	Cal-Maine Foods, Inc.	1,605,054

	Financials - 5.64%
88,057	Encore Capital Group, Inc. (a)	4,483,862
2,690,179	Westaim Corp. (The) (Canada) (a)	4,995,892

		9,479,754

	Healthcare - 0.05%
2,460	Supernus Pharmaceuticals, Inc. (a)	84,304

	Home Building - 3.28%
329,062	TRI Pointe Homes, Inc. (a)	5,511,788

	Industrial Equipment - 2.89%
31,880	Alamo Group, Inc.	4,848,310

	Industrial Services - 13.84%
42,400	Comfort Systems USA, Inc.	5,227,072
45,788	EMCOR Group, Inc.	6,460,687
100,862	MYR Group, Inc. (a)	8,826,433
14,863	UniFirst Corp.	2,734,941

		23,249,133

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Insurance & Reinsurance - 4.46%
337,035	ProAssurance Corp.	$7,485,547

	Materials - 2.26%
40,292	Chase Corp.	3,795,909

	Metals Manufacturing - 3.09%
64,315	Kaiser Aluminum Corp.	5,196,009

	Oil & Gas Production & Services - 8.85%
438,541	Tidewater, Inc. (a)	14,866,540

	Real Estate - 4.56%
126,222	FRP Holdings, Inc. (a)	7,652,840

	U.S. Real Estate Investment Trusts - 2.17%
144,881	InvenTrust Properties Corp.	3,651,001

	U.S. Real Estate Operating Companies - 0.37%
269,797	Five Point Holdings, LLC, Class A (a)	615,137

	Total Common Stocks (Cost $97,907,059)	153,741,684

Closed-End Fund - 2.44%
	Financials - 2.44%
111,210	Central Securities Corp.	4,100,313

	Total Closed-End Fund (Cost $3,007,113)	4,100,313

	Total Investment Portfolio - 93.97% (Cost $100,914,172)	157,841,997
	Other Assets less Liabilities - 6.03%	10,137,033

	NET ASSETS - 100.00%.	$167,979,030

Notes:
(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Summary of Investments by Sector	% of Net Assets
Bank & Thrifts	20.25%
Industrial Services	13.84
Oil & Gas Production & Services	8.85
Financials	8.08
Consumer Discretionary	7.29
Conglomerates	5.19
Real Estate	4.56
Consulting & Information Technology Services	4.52
Insurance & Reinsurance	4.46
Home Building	3.28
Metals Manufacturing	3.09
Industrial Equipment	2.89
Materials	2.26
U.S. Real Estate Investment Trusts	2.17
Commercial Services	1.86
Consumer Staples	0.96
U.S. Real Estate Operating Companies	0.37
Healthcare	0.05
Other Assets less Liabilities	6.03

Total	100.00%

Country Concentration	% of Net Assets
United States	90.99%
Canada	2.98

Total	93.97%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio Management Discussion

October 31, 2022 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2022
	One Year ended 10/31/22	Three Year	Five Year	Ten Year	Since Inception Z Class *
Third Avenue Real Estate Value Fund Investor Class†	(24.84%)	(3.83%)	(2.67%)	3.36%	N/A
Third Avenue Real Estate Value Fund Institutional Class^	(24.64%)	(3.59%)	(2.43%)	3.62%	N/A
Third Avenue Real Estate Value Fund Z Class#	(24.55%)	(3.50%)	N/A	N/A	(2.88%)
FTSE EPRA/NAREIT Developed Index	(24.30%)	(5.47%)	0.76%	3.99%	1.38%

*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on September 17, 1998.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Real Estate Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.43%, 1.16% and 1.08% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2022 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2023 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio Management Discussion (continued)

October 31, 2022 (Unaudited)

The Fund generated returns of -24.84%, -24.64% and -24.55% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the FTSE EPRA/NAREIT Developed Index, returned -24.30% over the same period.

During the year, global real estate markets (and security prices) were negatively impacted by an increase in benchmark interest rates and associated capital markets volatility which caused property market transaction activity to decline considerably leading to elevated capital value uncertainty for most property types within commercial real estate. Residential real estate was also negatively impacted by rising mortgage rates and a decrease in transaction volumes leading to publicly-traded residential investments experiencing share price declines.

Alongside these developments, the primary detractors to performance included the Fund’s investments in real estate operating companies with significant development activities (Five Point Holdings, LLC and Trinity Place Holdings, Inc.), which are not components of the Fund’s benchmark. There were also significant negative share price movements in Europe caused by the Russia/Ukraine conflict, including the UK, where the Fund had a larger weighting relative to benchmark. As a result, some of the other most significant detractors to performance included the Fund’s UK investments such as Segro PLC and Savills PLC—both of which remain well-capitalized and strategically positioned long-term, in Fund Management’s view.

The primary contributors to performance during the period included the Fund’s investments in Real Estate Investment Trusts (“REITs”) that were subject to private equity takeovers at meaningful share price premiums during the period (Preferred Apartment Communities, Inc. and CatchMark Timber Trust, Inc.). Other contributors to performance included certain Asia-based holdings (CK Asset Holdings, Ltd.) and the Fund’s “special situation” investments in the common stock of US-based REIT InvenTrust Properties Corp., as well as the preferred equity of the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2022, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund’s investments in small and medium capitalization stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund’s prospectus.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio Management Discussion (continued)

October 31, 2022 (Unaudited)

The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The FTSE EPRA/NAREIT Developed Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Investor Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

REAL ESTATE VALUE FUND – INVESTOR CLASS (TVRVX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE TEN YEARS ENDED OCTOBER 31,2022

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
(24.84%)	(3.83%)	(2.67%)	3.36%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Investor Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

REAL ESTATE VALUE FUND – INSTITUTIONAL CLASS (TAREX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2022

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
(24.64%)	(3.59%)	(2.43%)	3.62%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

REAL ESTATE VALUE FUND – Z CLASS (TARZX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2022

Average Annual Total Return
1 Year	3 Year	Since Inception (3/1/18)
(24.55%)	(3.50%)	(2.88%)

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at October 31, 2022

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds - 0.17%
		U.S. Real Estate Operating Companies - 0.17%
643,000		Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, due 11/15/25 (a)	$532,239

		Total Corporate Bonds (Cost $515,440)	532,239

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%

40,240	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.267% Cash or Payment-in-kind Interest, due 10/31/23 (Luxembourg)(b)(c)(d)(e)	—

		Total Term Loans (Cost $49,457)	—

Shares

Common Stocks - 92.86%
		Consulting/Management - 6.28%
172,409		CBRE Group, Inc., Class A (f)	12,230,694
190,707		Fidelity National Financial, Inc.	7,510,042

			19,740,736

		Forest Products & Paper - 10.06%
475,914		Rayonier, Inc., REIT	16,038,302
503,891		Weyerhaeuser Co., REIT	15,585,348

			31,623,650

		Industrial Services - 6.27%
34,246		AMERCO	19,697,957

		Non-U.S. Homebuilder - 3.87%
305,838		Berkeley Group Holdings PLC (United Kingdom)	12,168,487

		Non-U.S. Real Estate Consulting/Management - 1.61%
537,336		Savills PLC (United Kingdom)	5,076,754

		Non-U.S. Real Estate Investment Trusts - 9.02%
657,717		Big Yellow Group PLC (United Kingdom)	8,463,221
4,822,603		National Storage REIT (Australia)	8,069,822
1,315,021		Segro PLC (United Kingdom)	11,835,194

			28,368,237

		Non-U.S. Real Estate Operating Companies - 18.52%
507,360		Brookfield Asset Management, Inc., Class A (Canada)	20,096,530

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
2,790,923	CK Asset Holdings, Ltd. (Cayman Islands)	$15,429,816
2,883,776	Grainger PLC (United Kingdom)	7,507,149
227,987	Henderson Land Development Co., Ltd. (Hong Kong)	558,172
5,111,776	Wharf Holdings Ltd. (The) (Hong Kong)	14,637,551

		58,229,218

	Retail-Building Products - 4.46%
71,858	Lowe’s Cos., Inc.	14,008,717

	U.S. Homebuilder - 12.09%
205,028	DR Horton, Inc.	15,762,553
341,093	Lennar Corp., Class B	22,246,085

		38,008,638

	U.S. Real Estate Investment Trusts - 16.45%
407,493	American Homes 4 Rent, Class A	13,015,327
155,465	First Industrial Realty Trust, Inc.	7,404,798
500,630	InvenTrust Properties Corp.	12,615,876
168,647	Prologis, Inc.	18,677,655

		51,713,656

	U.S. Real Estate Operating Companies - 4.23%
3,388,043	Five Point Holdings, LLC, Class A (f)	7,724,738
58,568	Stratus Properties, Inc.	1,731,270
5,067,195	Trinity Place Holdings, Inc. (f)(g)(h)	3,851,068
1	Trinity Place Holdings, Inc. Special Stock (b)(e)(f)(g)(h)	—

		13,307,076

	Total Common Stocks (Cost $254,514,817)	291,943,126

Preferred Stocks - 4.96%

	Mortgage Finance - 4.55%
2,437,375	Federal Home Loan Mortgage Corp., 8.375% (f)	7,433,994
2,103,000	Federal National Mortgage Association, 8.250% (f)	6,855,780

		14,289,774

	U.S. Real Estate Investment Trusts - 0.41%
100,675	Diversified Healthcare Trust, 6.250%	1,284,613

	Total Preferred Stocks (Cost $9,980,782)	15,574,387

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Security†	Value (Note 1)

Purchased Options - 0.00%
Total Purchased Options (see below for details) (Cost $60,000)	$10,079

Total Investment Portfolio - 97.99% (Cost $265,120,496)	308,059,831
Other Assets less Liabilities - 2.01%	6,329,320

NET ASSETS - 100.00%.	$314,389,151

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(c)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(d)	Variable rate security. The rate disclosed is in effect as of October 31, 2022.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(h)	Security subject to restrictions on resale. At October 31, 2022, the restricted securities had a total market value of $3,851,068 or 1.22% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit

5,067,195	Trinity Place Holdings, Inc.	11/30/15-10/02/13	$22,849,649	$0.76
1	Trinity Place Holdings, Inc. Special Stock	11/06/13	-	0.00

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.

EUR: Euro.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	18.52%
U.S. Real Estate Investment Trusts	16.86
U.S. Homebuilder	12.09
Forest Products & Paper	10.06
Non-U.S. Real Estate Investment Trusts	9.02
Consulting/Management	6.28
Industrial Services	6.27
Mortgage Finance	4.55
Retail-Building Products	4.46
U.S. Real Estate Operating Companies	4.40
Non-U.S. Homebuilder	3.87
Non-U.S. Real Estate Consulting/Management	1.61
Purchased Options*	0.00
Other Assets less Liabilities	2.01

Total	100.00%

Country Concentration	% of Net Assets
United States	64.96%
United Kingdom	14.33
Canada	6.39
Cayman Islands	4.91
Hong Kong	4.83
Australia	2.57
Luxembourg*	0.00

Total	97.99%

*	Amount less than 0.01%.

*     Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	30,000,000	$30,000,000	8.00 HKD	02/06/23	$10,079

Total Purchased Options (Cost $60,000)						$10,079

HKD: Hong Kong Dollar.

USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio Management Discussion

October 31, 2022 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2022
	One Year ended 10/31/22	Three Year	Five Year	Since Inception Institutional Class	Since Inception Z Class
International Real Estate Value Fund Institutional Class^	(21.14%)	0.19%	2.91%	3.68%	N/A
International Real Estate Value Fund Z Class #	(21.17%)	0.19%	N/A	N/A	1.30%
FTSE EPRA NAREIT Global ex US Index	(31.52%)	(11.75%)	(4.45%)	(0.07%)	(6.28%)

^	Institutional Class commenced investment operations on March 19, 2014.
#	Z Class commenced investment operations on April 20, 2018.

Third Avenue International Real Estate Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 2.08% and 2.07% for the Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.00% and 1.00% for the Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2022 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2023 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.00% and 1.00% for the Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess.

The Fund commenced operations on April 12, 2021 as a result of a reorganization in which the Fund acquired all of the assets and assumption of all stated liabilities, of the Third Avenue International Real Estate Value Fund, (formerly, REMS International Real Estate Value-Opportunity Fund), a series of the World Funds Trust (the “Predecessor Fund”). The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. The Fund has adopted the historical performance and financial records of the Predecessor Fund. The Fund and the Predecessor Fund have the same investment objective and substantially similar investment management policies. The performance shown for periods prior to April 12, 2021 represents the performance for the Predecessor Fund.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio Management Discussion (continued)

October 31, 2022 (Unaudited)

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our website at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Fund generated returns of -21.14%, and -21.17% for the Institutional and Z share classes over the last fiscal year respectively. The Fund’s benchmark, the FTSE EPRA NAREIT Global ex US Index, returned -31.52% over the same period.

The Fund seeks to deliver attractive returns by investing in a broad set of public real estate securities outside the US. During the year, international real estate securities share price performance was negatively impacted by three main factors: (i) increases in interest rates and associated uncertainty in real estate asset values, (ii) negative geopolitical issues including the fall-out from conflict in Ukraine and ongoing COVID restrictions in Asia, and (iii) a strong US dollar, negatively impacting the Fund’s returns which are in US dollars.

Over the year, the Fund’s outperformance relative to the index was partly a result of avoiding investments that have high levels of debt (leverage ratios), and high earnings multiples. These companies and REITs are sensitive to rising interest rates. The Fund’s main contributors to performance included a put option purchased to reduce volatility in the Fund’s European exposure, an investment in Mexican logistics/industrial owner and developer Corp. Inmobiliaria Vesta S.A.B. de CV, and a German logistics/industrial company, VIB Vermoegen AG, which was subject to M&A activity.

The primary detractors during the period included the Fund’s investment in pan Asia logistics owner/developer and asset manager ESR Group Ltd., Spanish homebuilder Aedas Homes S.A., and Hong Kong datacenter owner SUNeVision Holdings, Ltd.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S

HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2022, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund’s investments in small and medium capitalization stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund’s prospectus.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio Management Discussion (continued)

October 31, 2022 (Unaudited)

The FTSE EPRA NAREIT Global ex US Index is designed to track the performance of listed real estate companies and REITS in both developed and emerging markets. The FTSE EPRA NAREIT Global ex US Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

INTERNATIONAL REAL ESTATE VALUE FUND – INSTITUTIONAL CLASS (REIFX)

AND THE FTSE EPRA NAREIT GLOBAL ex US INDEX

FOR THE PERIOD FROM MARCH 19, 2014 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2022

Average Annual Total Return
1 Year	3 Year	5 Year	Since Inception
			(3/19/14)
(21.14%)	0.19%	2.91%	3.68%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Institutional Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE

INTERNATIONAL REAL ESTATE VALUE FUND – Z CLASS (REIZX)

AND THE FTSE EPRA NAREIT GLOBAL ex US INDEX

FOR THE PERIOD FROM APRIL 20, 2018 (COMMENCEMENT OF INVESTMENT

OPERATIONS) THROUGH OCTOBER 31, 2022

Average Annual Total Return
1 Year	3 Year	Since Inception (3/1/18)
(21.17%)	0.19%	1.30%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue International Real Estate Value Fund - Z Class

Comparison of a $10,000 Investment (continued)

(Unaudited)

Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at October 31, 2022

Shares	Security†	Value (Note 1)

Common Stocks - 95.05%
	Non-U.S. Homebuilder - 13.79%
74,687	Aedas Homes S.A. (Spain) (a)	$969,856
29,009	Berkeley Group Holdings PLC (United Kingdom)	1,154,191
757,000	China Vanke Co., Ltd., Class H (China)	971,480
2,387,752	Glenveagh Properties PLC (Ireland) (a)(b)	2,335,617

		5,431,144

	Non-U.S. Real Estate Investment Trusts - 26.74%
193,542	Big Yellow Group PLC (United Kingdom)	2,490,416
61,658	Boardwalk Real Estate Investment Trust (Canada)	2,194,135
697,885	Ingenia Communities Group (Australia)	1,751,264
1,753,520	National Storage REIT (Australia)	2,934,224
128,646	Segro PLC (United Kingdom)	1,157,814

		10,527,853

	Non-U.S. Real Estate Operating Companies - 54.52%
364,700	Capitaland Investment, Ltd. (Singapore)	775,588
1,303,704	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,840,605
138,788	CTP NV (Netherlands)	1,439,517
956,800	ESR Group Ltd. (Cayman Islands) (a)	1,631,681
700,818	Grainger PLC (United Kingdom)	1,824,395
388,254	LOG Commercial Properties e Participacoes S.A. (Brazil)	1,700,185
460,300	Mandarin Oriental International, Ltd. (Bermuda) (b)	759,495
85,500	Nomura Real Estate Holdings, Inc. (Japan)	1,932,626
35,186	Shurgard Self Storage S.A. (Luxembourg)	1,532,032
3,142,000	SUNeVision Holdings, Ltd. (Cayman Islands)	1,664,517
1,856,500	Swire Pacific, Ltd., Class B (Hong Kong)	1,913,029
213,000	Tosei Corp. (Japan)	2,031,386
497,448	Wharf Holdings Ltd. (The) (Hong Kong)	1,424,440

		21,469,496

	Total Common Stocks (Cost $39,196,349)	37,428,493

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Security†	Value (Note 1)

Purchased Options - 0.52%
Total Purchased Options (see below for details) (Cost $297,000)	$205,043

Total Investment Portfolio - 95.57% (Cost $39,493,349)	37,633,536
Other Assets less Liabilities - 4.43%	1,743,701

NET ASSETS - 100.00%.	$39,377,237

Notes:
(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	54.52%
Non-U.S. Real Estate Investment Trusts	26.74
Non-U.S. Homebuilder	13.79
Purchased Options	0.52
Other Assets less Liabilities	4.43

Total	100.00%

Country Concentration	% of Net Assets
United Kingdom	16.83%
Australia	11.90
Japan	10.07
Hong Kong	8.47
Cayman Islands	8.37
Mexico	7.21
Ireland	5.93
Canada	5.57
Brazil	4.32
Luxembourg	3.89
Netherlands	3.66
China	2.47
Spain	2.46
Singapore	1.97
Bermuda	1.93
United States	0.52

Total	95.57%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2022

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Vanguard FTSE Europe ETF, Put	Goldman Sachs & Co.	1,100	$5,504,400	50.00 USD	12/16/22	$205,043

Total Purchased Options (Cost $297,000)						$205,043

ETF: Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities

at October 31, 2022

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Assets:
Investments at value (Notes 1 & 4):
Unaffiliated issuers†	$565,183,095	$151,149,967	$304,198,684	$37,428,493
Affiliated issuers‡	—	6,692,030	3,851,068	—
Cash	33,204,054	9,037,322	7,074,746	1,747,442
Purchased options at value*	—	—	10,079	205,043
Receivable for securities sold	3,005,458	1,738,558	127,003	—
Foreign tax reclaims receivable	1,981,577	—	441,713	99,347
Dividends and interest receivables	668,763	79,489	98,850	31,032
Receivable for fund shares sold	82,807	43,656	112,446	32,765
Other assets	7,684	2,003	321	663

Total assets	604,133,438	168,743,025	315,914,910	39,544,785

Liabilities
Interest payable (Note 1)	637,781	—	—	—
Payable to Adviser (Note 3)	487,579	159,865	265,487	89,846
Payable for fund shares redeemed	222,499	26,448	1,055,639	48
Payable for shareholder servicing fees (Note 3)	57,209	16,282	52,395	373
Payable for transfer agent fees	56,633	21,172	33,550	8,670
Payable for auditing and tax fees	46,406	37,748	43,732	39,318
Payable for accounting and administration fees	40,650	13,786	24,546	17,486
Payable for reports to shareholders	26,332	10,485	19,479	7,190
Distribution fees payable (Note 5)	2,245	563	4,663	—
Payable for securities purchased	—	465,114	—	—
Payables to trustees and officers	—	10	148	26
Accrued expenses	45,874	12,522	26,120	4,591
IRS compliance fee for foreign tax claims (Note 1)	5,960,238	—	—	—

Total liabilities	7,583,446	763,995	1,525,759	167,548

Net assets	$596,549,992	$167,979,030	$314,389,151	$39,377,237

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities (continued)

at October 31, 2022

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$503,670,605	$103,465,131	$247,532,896	$47,575,341
Total distributable earnings	92,879,387	64,513,899	66,856,255	(8,198,104)

Net assets applicable to capital shares outstanding	$596,549,992	$167,979,030	$314,389,151	$39,377,237

Investor Class

Net assets	$11,235,016	$2,814,414	$22,267,820	$—

Outstanding shares of beneficial interest, unlimited number of shares authorized	208,599	143,353	1,130,901	—

Net asset value, offering and redemption price per share	$53.86	$19.63	$19.69	$—

Institutional Class

Net assets	$583,136,401	$164,492,823	$277,923,108	$12,074,014

Outstanding shares of beneficial interest, unlimited number of shares authorized	10,840,070	8,134,393	14,041,529	1,143,036

Net asset value, offering and redemption price per share	$53.79	$20.22	$19.79	$10.56

Z Class

Net assets	$2,178,575	$671,793	$14,198,223	$27,303,223

Outstanding shares of beneficial interest, unlimited number of shares authorized	40,490	33,084	718,282	2,502,233

Net asset value, offering and redemption price per share	$53.81	$20.31	$19.77	$10.91

† Cost of unaffiliated issuers	$491,037,318	$92,696,397	$242,210,847	$39,196,349
‡ Cost of affiliated issuer	$—	$8,217,775	$22,849,649	$—
* Cost of purchased options	$—	$—	$60,000	$297,000

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations

For the Year Ended October 31, 2022

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$21,904,918	$2,000,917	$6,347,955	$1,295,376
Foreign withholding tax reclaims (Note 1)	1,861,276	—	—	—
Dividends - affiliated issuers (Note 4)	—	192,132	—	—
Interest - unaffiliated issuers	—	9,836	6,631	—
Other income	27,650	32,257	24,127	8,983

Total Investment Income:	23,793,844	2,235,142	6,378,713	1,304,359

Expenses:
Investment advisory fees (Note 3)	5,554,330	1,472,605	3,773,130	466,743
Shareholder servicing fees (Note 3)	391,741	106,710	314,152	7,606
Transfer agent fees	333,303	120,919	166,352	40,268
Interest expense (Note 1)	297,379	—	—	—
Accounting and administration fees	205,605	74,900	139,523	74,193
Trustees’ and officers’ fees and expenses	159,710	42,366	111,337	6,890
Reports to shareholders	49,864	27,803	29,590	10,225
Legal fees	126,592	30,424	72,820	2,718
Custodian fees	81,627	14,148	40,507	9,920
Auditing and tax fees	75,602	39,921	70,969	42,139
Insurance	102,873	28,824	74,471	8,772
Registration and filing fees	74,440	62,975	71,243	38,311
Distribution fees (Note 5)	45,936	7,318	74,847	—
Excise Tax Expense	19,341	—	—	—
Miscellaneous	72,363	26,047	53,686	11,258

Total expenses	7,590,706	2,054,960	4,992,627	719,043

Less: Fees waived (Note 3)	(113,684)	(166,782)	(122,346)	(252,302)

Net expenses	7,477,022	1,888,178	4,870,281	466,741

Net investment income	16,316,822	346,964	1,508,432	837,618

Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain/(loss) on investments - unaffiliated issuers	9,940,528	9,082,833	42,840,204	(584,166)
Net realized loss on investments - affiliated issuers	—	(549,992)	(14,511,635)	—
Net realized gain/(loss) on purchased options	11,046,380	—	(90,666)	370,746
Net realized gain/(loss) on written options	—	—	185,237	(94,872)
Net realized loss on foreign currency transactions	(496,623)	—	(45,377)	(4,988)
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	(18,230,793)	(5,952,490)	(126,678,750)	(11,252,360)
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	—	(359,011)	(13,644,259)	—
Net change in unrealized appreciation/(depreciation) on purchased options	(17,209)	—	(5,456)	32,075
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(207,474)	—	(62,105)	(16,890)

Net gain/(loss) on investments, options, and foreign currency transactions	2,034,809	2,221,340	(112,012,807)	(11,550,455)

Net increase/(decrease) in net assets resulting from operations	$18,351,631	$2,568,304	$(110,504,375)	$(10,712,837)

* Net of foreign withholding taxes of	$2,615,697	$—	$180,162	$129,675

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Operations:
Net investment income	$16,316,822	$7,894,419	$346,964	$120,348
Net realized gain	20,490,285	28,010,711	8,532,841	14,909,973
Net change in unrealized/(depreciation)	(18,455,476)	227,731,965	(6,311,501)	42,465,555

Net increase in net assets resulting from operations	18,351,631	263,637,095	2,568,304	57,495,876

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(293,048)	(34,458)	(259,933)	(39,659)
Institutional Class	(20,694,985)	(3,706,801)	(13,615,914)	(2,252,764)
Z Class	(75,195)	(12,775)	(52,207)	(7,583)

Decrease in net assets from dividends and distributions	(21,063,228)	(3,754,034)	(13,928,054)	(2,300,006)

Capital Share Transactions:
Proceeds from sale of shares	105,733,953	40,192,678	13,725,575	12,801,433
Net asset value of shares issued in reinvestment of dividends and distributions	20,269,661	3,591,317	13,428,578	2,216,959
Cost of shares redeemed	(130,393,782)	(114,933,398)	(21,872,723)	(30,986,368)

Net increase/(decrease) in net assets resulting from capital share transactions	(4,390,168)	(71,149,403)	5,281,430	(15,967,976)

Net increase/(decrease) in net assets	(7,101,765)	188,733,658	(6,078,320)	39,227,894

Net assets at beginning of year	603,651,757	414,918,099	174,057,350	134,829,456

Net assets at end of year	$596,549,992	$603,651,757	$167,979,030	$174,057,350

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	Real Estate Value Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Operations:
Net investment income	$1,508,432	$2,562,363
Net realized gain	28,377,763	47,624,305
Net change in unrealized/(depreciation)	(140,390,570)	143,612,064

Net increase/(decrease) in net assets resulting from operations	(110,504,375)	193,798,732

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(3,020,824)	(345,327)
Institutional Class	(36,980,388)	(4,370,604)
Z Class	(2,694,651)	(384,060)

Decrease in net assets from dividends and distributions	(42,695,863)	(5,099,991)

Capital Share Transactions:
Proceeds from sale of shares	23,497,312	38,076,262
Net asset value of shares issued in reinvestment of dividends and distributions	40,543,139	4,866,150
Cost of shares redeemed	(99,044,321)	(195,955,310)

Net decrease in net assets resulting from capital share transactions	(35,003,870)	(153,012,898)

Net Increase (Decrease) in Net Assets
Net increase/(decrease) in net assets	(188,204,108)	35,685,843

Net assets at beginning of year	502,593,259	466,907,416

Net assets at end of year	$314,389,151	$502,593,259

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	International Real Estate Value Fund
	For the Year Ended October 31, 2022	For the Period from January 1, 2021 through October 31, 2021	For the Year Ended December 31, 2020
Operations:
Net investment income	$837,618	$532,240	$598,714
Net realized gain (loss)	(313,280)	2,391,841	(7,758,473)
Net change in unrealized/(depreciation)	(11,237,175)	2,917,618	(2,075,469)

Net increase/(decrease) in net assets resulting from operations	(10,712,837)	5,841,699	(9,235,228)

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Institutional Class	(315,736)	—	(394,045)
Z Class	(763,586)	—	(468,740)

Decrease in net assets from dividends and distributions	(1,079,322)	—	(862,785)

Capital Share Transactions:
Proceeds from sale of shares	3,797,457	4,794,248	16,268,431
Net asset value of shares issued in reinvestment of dividends and distributions	978,999	—	754,503
Redemption fees	—	—	3,007
Cost of shares redeemed	(2,282,930)	(1,340,835)	(57,379,824)

Net increase/(decrease) in net assets resulting from capital share transactions	2,493,526	3,453,413	(40,353,883)

Net Increase (Decrease) in Net Assets
Net increase/(decrease) in net assets	(9,298,633)	9,295,112	(50,451,896)

Net assets at beginning of year	48,675,870	39,380,758	89,832,654

Net assets at end of year	$39,377,237	$48,675,870	$39,380,758

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018

Investor Class:
Net asset value, beginning of period	$53.43	$32.43	$39.81	$43.74	$55.94

Income/(loss) from investment operations:
Net investment income@	1.88 ^	0.61 ‡	0.01	0.55 +	0.65 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	0.28	20.60	(5.14)	(2.94)[1]	(5.33)[1]

Total from investment operations	2.16	21.21	(5.13)	(2.39)	(4.68)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.40)	(0.21)	(0.86)	(0.04)	(1.45)
Distributions from net realized gain	(1.33)	—	(1.39)	(1.50)	(6.07)

Total dividends and distributions	(1.73)	(0.21)	(2.25)	(1.54)	(7.52)

Net asset value, end of year	$53.86	$53.43	$32.43	$39.81	$43.74

Total return[2]	4.35%	65.61%	(13.89)%	(5.32)%	(10.06)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,235	$9,735	$5,237	$6,966	$11,506
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement.	1.47%	1.47%	1.52%	1.51%	1.45%
After fee waivers/expense offset arrangement3, #	1.45%[4]	1.45%[5]	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	3.41%^	1.19%‡	0.03%	1.35%+	1.27%±
Portfolio turnover rate	30%	18%	22%	25%	72%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

4

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratios of operating expenses to average net assets would have been 1.40%.

5	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40%.
^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.93%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.39%

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.44%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.37%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018

Institutional Class:
Net asset value, beginning of period	$53.40	$32.40	$39.82	$43.81	$56.05

Income/(loss) from investment operations:
Net investment income@	1.40 ^	0.66 ‡	0.10	0.64 +	0.75 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	0.89	20.64	(5.12)	(2.95)[1]	(5.31)[1]

Total from investment operations	2.29	21.30	(5.02)	(2.31)	(4.56)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.57)	(0.30)	(1.01)	(0.18)	(1.61)
Distributions from net realized gain	(1.33)	—	(1.39)	(1.50)	(6.07)

Total dividends and distributions	(1.90)	(0.30)	(2.40)	(1.68)	(7.68)

Net asset value, end of year	$53.79	$53.40	$32.40	$39.82	$43.81

Total return[2]	4.62%	66.02%	(13.66)%	(5.10)%	(9.83)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$583,136	$591,858	$408,449	$627,511	$906,235
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.22%	1.22%	1.27%	1.23%	1.17%
After fee waivers/expense offset arrangement3, #	1.20%[4]	1.21%[5]	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	2.62%^	1.32%‡	0.30%	1.57%+	1.47%±
Portfolio turnover rate	30%	18%	22%	25%	72%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

4

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratios of operating expenses to average net assets would have been 1.15%.

5	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.15%.
^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.14%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.52%.

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.66%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.57%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Year Ended October 31,				Period from March 1, 2018 (commencement of investment operations) through October 31,
	2022	2021	2020	2019	2018

Z Class:
Net asset value, beginning of period	$53.41	$32.40	$39.84	$43.84	$53.23

Income/(loss) from investment operations:
Net investment income@	1.45 ^	0.71 ±	0.10	0.70 ‡	0.27	*
Net gain/(loss) on investment transactions (both realized and unrealized)	0.90	20.64	(5.09)	(2.96)[1]	(6.20)[1]

Total from investment operations	2.35	21.35	(4.99)	(2.26)	(5.93)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.62)	(0.34)	(1.06)	(0.24)	—
Distributions from net realized gain	(1.33)	—	(1.39)	(1.50)	(3.46)

Total dividends and distributions	(1.95)	(0.34)	(2.45)	(1.74)	(3.46)

Net asset value, end of year	$53.81	$53.41	$32.40	$39.84	$43.84

Total return[2]	4.75%	66.19%	(13.59)%	(4.99)%	(12.00)%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,179	$2,059	$1,232	$2,626	$3,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.16%	1.16%	1.15%	1.12%	1.09%[4]
After fee waivers/expense offset arrangement5, #	1.11%[6]	1.11%[7]	1.05%	1.05%	1.05%[4]
Ratio of net investment income to average net assets	2.71%^	1.42%±	0.31%	1.71%‡	0.78	%4,*
Portfolio turnover rate	30%	18%	22%	25%	72%[3,8]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratios of operating expenses to average net assets would have been 1.05%.

7	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.05%.
8	Reflects portfolio turnover of the Fund for the year ended October 31, 2018
^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.23%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.62%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.80%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.34 per share. Excluding the special dividend, the ratio of net investment income/ (loss) to average net assets would have been (0.22%).

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018

Investor Class:
Net asset value, beginning of period	$21.11	$14.94	$18.83	$20.04	$23.30

Income/(loss) from investment operations:
Net investment loss@	(0.01)	(0.05)	(0.06)	(0.13)	(0.12)
Net gain/(loss) on investment transactions (both realized and unrealized)	0.25	6.48	(2.40)	0.97 [1]	(0.31)[1]

Total from investment operations	0.24	6.43	(2.46)	0.84	(0.43)

Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(1.72)	(0.26)	(1.43)	(2.05)	(2.83)

Total dividends and distributions	(1.72)	(0.26)	(1.43)	(2.05)	(2.83)

Net asset value, end of year	$19.63	$21.11	$14.94	$18.83	$20.04

Total return[2]	1.23%	43.47%	(14.33)%	6.12%	(2.23)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,814	$3,222	$2,195	$3,176	$3,684
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.57%	1.52%	1.58%	1.64%	1.53%
After fee waivers/expense offset arrangement3, #	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	(0.03)%	(0.24)%	(0.37)%	(0.73)%	(0.57)%
Portfolio turnover rate	17%	20%	37%	21%	44%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018

Institutional Class:
Net asset value, beginning of period	$21.66	$15.29	$19.20	$20.34	$23.55

Income/(loss) from investment operations:
Net investment income/(loss)@	0.04	0.02	(0.02)	(0.09)	(0.07)
Net gain/(loss) on investment transactions (both realized and unrealized)	0.26	6.61	(2.46)	1.00 [1]	(0.31)[1]

Total from investment operations	0.30	6.63	(2.48)	0.91	(0.38)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.02)	—	—	—	—
Distributions from net realized gain	(1.72)	(0.26)	(1.43)	(2.05)	(2.83)

Total dividends and distributions	(1.74)	(0.26)	(1.43)	(2.05)	(2.83)

Net asset value, end of year	$20.22	$21.66	$15.29	$19.20	$20.34

Total return[3]	1.51%	43.79%	(14.15)%	6.40%	(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$164,493	$170,187	$132,303	$191,280	$236,136
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.25%	1.24%	1.29%	1.34%	1.25%
After fee waivers/expense offset arrangement6, #	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	0.22%	0.08%	(0.12)%	(0.48)%	(0.32)%
Portfolio turnover rate	17%	20%	37%	21%	44%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Year Ended October 31,				Period from March 1, 2018 (commencement of investment operations) through October 31,
	2022	2021	2020	2019	2018

Z Class:
Net asset value, beginning of period	$21.75	$15.33	$19.22	$20.35	$20.56

Income/(loss) from investment operations:
Net investment income/(loss)@	0.06	0.03	0.00 [1]	(0.07)	(0.03)
Net gain/(loss) on investment transactions (both realized and unrealized)	0.26	6.65	(2.46)	0.99 [2]	(0.18)[2]

Total from investment operations	0.32	6.68	(2.46)	0.92	(0.21)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.04)	—	—	—	—
Distributions from net realized gain	(1.72)	(0.26)	(1.43)	(2.05)	—

Total dividends and distributions	(1.76)	(0.26)	(1.43)	(2.05)	—

Net asset value, end of year	$20.31	$21.75	$15.33	$19.22	$20.35

Total return[3]	1.61%	44.00%	(14.03)%	6.45%	(1.02)%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$672	$648	$331	$431	$450
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.19%	1.17%	1.20%	1.24%	1.20%[5]
After fee waivers/expense offset arrangement6, #	1.05%	1.05%	1.05%	1.05%	1.05%[5]
Ratio of net investment income to average net assets	0.30%	0.15%	(0.02)%	(0.38)%	(0.21)%[5]
Portfolio turnover rate	17%	20%	37%	21%	44%[4,7]

1	Amount less than $(0.01).
2	Includes redemption fees of less than $0.01 per share.
3

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

4	Not annualized.
5	Annualized.
6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

7	Reflects portfolio turnover of the Fund for the year ended October 31, 2018
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018

Investor Class:
Net asset value, beginning of period	$28.57	$19.60	$28.79	$28.66	$34.35

Income/(loss) from investment operations:
Net investment income@	0.03 ‡	0.05 ±	0.08	0.11	0.14
Net gain/(loss) on investment transactions (both realized and unrealized)	(6.51)	9.07	(4.77)	2.66 [1]	(3.78)[1]

Total from investment operations	(6.48)	9.12	(4.69)	2.77	(3.64)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.08)	(0.15)	(0.22)	(0.36)	(0.27)
Distributions from net realized gain	(2.32)	—	(4.28)	(2.28)	(1.78)

Total dividends and distributions	(2.40)	(0.15)	(4.50)	(2.64)	(2.05)

Net asset value, end of year	$19.69	$28.57	$19.60	$28.79	$28.66

Total return[2]	(24.84)%	46.75%	(19.37)%	10.94%	(11.50)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$22,268	$36,975	$45,401	$110,912	$193,069
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.44%	1.43%	1.47%	1.45%	1.41%
After fee waivers/expense offset arrangement[3]	1.40%#	1.40%#	1.40%#	1.40%#	1.40%
Ratio of net investment income to average net assets	0.12%‡	0.21%±	0.35%	0.39%	0.41%
Portfolio turnover rate	12%	9%	34%	22%	27%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.10%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.13%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018

Institutional Class:
Net asset value, beginning of period	$28.71	$19.72	$28.98	$28.88	$34.59

Income/(loss) from investment operations:
Net investment income@	0.09 ‡	0.13 ±	0.17	0.18	0.23
Net gain/(loss) on investment transactions (both realized and unrealized)	(6.53)	9.09	(4.82)	2.67 [1]	(3.80)[1]

Total from investment operations	(6.44)	9.22	(4.65)	2.85	(3.57)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.16)	(0.23)	(0.33)	(0.47)	(0.36)
Distributions from net realized gain	(2.32)	—	(4.28)	(2.28)	(1.78)

Total dividends and distributions	(2.48)	(0.23)	(4.61)	(2.75)	(2.14)

Net asset value, end of year	$19.79	$28.71	$19.72	$28.98	$28.88

Total return[2]	(24.64)%	47.05%	(19.14)%	11.21%	(11.25)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$277,923	$434,586	$391,651	$863,328	$1,245,973
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.18%	1.16%	1.18%	1.17%	1.12%
After fee waivers/expense offset arrangement[3]	1.15%#	1.15%#	1.15%#	1.15%#	1.11%
Ratio of net investment income to average net assets.	0.37%‡	0.52%±	0.77%	0.65%	0.68%
Portfolio turnover rate	12%	9%	34%	22%	27%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.16%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.18%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
				Period from March 1, 2018 (commencement of investment operations) through
	Year Ended October 31,				October 31,
	2022	2021	2020	2019	2018

Z Class:
Net asset value, beginning of period	$28.68	$19.70	$28.98	$28.90	$33.13

Income/(loss) from investment operations:
Net investment income@	0.11 ‡	0.16 ±	0.22	0.20	0.20
Net gain/(loss) on investment transactions (both realized and unrealized)	(6.51)	9.07	(4.85)	2.67 [1]	(4.43)[1]

Total from investment operations	(6.40)	9.23	(4.63)	2.87	(4.23)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.19)	(0.25)	(0.37)	(0.51)	—
Distributions from net realized gain	(2.32)	—	(4.28)	(2.28)	—

Total dividends and distributions	(2.51)	(0.25)	(4.65)	(2.79)	—

Net asset value, end of year	$19.77	$28.68	$19.70	$28.98	$28.90

Total return[2]	(24.55)%	47.21%	(19.09)%	11.30%	(12.77)%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,198	$31,033	$29,855	$55,147	$69,096
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.10%	1.08%	1.08%	1.05%	1.03%[4]
After fee waivers/expense offset arrangement[5]	1.05%#	1.05%#	1.05%#	1.05%	1.03%[4]
Ratio of net investment income to average net assets	0.45%‡	0.63%±	0.97%	0.73%	0.94%[4]
Portfolio turnover rate	12%	9%	34%	22%	27%[3,6]

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6	Reflects portfolio turnover of the Fund for the year ended October 31, 2018
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.23%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.29%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	Year Ended October 31,	Period from January 1, 2021 through October 31,
				Years Ended December 31,
	2022	2021*		2020	2019	2018	2017

Institutional Class:**
Net asset value, beginning of period	$13.70	$11.93		$11.80	$9.85	$11.72	$9.48

Income/(loss) from investment operations:
Net investment income@	0.22 ‡	0.16	+	0.12	0.12	0.22	0.24
Net gain/(loss) on investment transactions (both realized and unrealized)	(3.05)	1.61		0.46 [1]	1.99 [1]	(0.91)[1]	2.33

Total from investment operations	(2.83)	1.77		0.58	2.11	(0.69)	2.57

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.31)	—		(0.45)	—	(0.23)	(0.21)
Distributions from net realized gain	—	—		—	(0.16)	(0.95)	(0.12)

Total dividends and distributions	(0.31)	—		(0.45)	(0.16)	(1.18)	(0.33)

Net asset value, end of year	$10.56	$13.70		$11.93	$11.80	$9.85	$11.72

Total return[2]	(21.14)%	14.84%[3]		4.89%	21.48%	(5.85)%	27.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$12,074	$13,466		$10,672	$73,585	$53,596	$55,950
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.59%	2.08%[4]		1.69%[5]	1.67%[5]	1.47%[5]	1.38%[5]
After fee waivers/expense offset arrangement	1.00%[6]	1.00%[4,6]		1.03%[7]	1.19%[7]	0.68%[7]	0.26%[7]
Ratio of net investment income to average net assets	1.79%‡	1.44	%4,+	1.17%	1.15%	1.85%	2.14%
Portfolio turnover rate	29%	35%[3]		47%	34%	53%	49%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.66%, 1.48%, 1.43% and 0.26% for the years ended December 31, 2020 through December 31, 2017, respectively.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00%, 0.63% and 0.25% for the years ended December 31, 2020 through December 31, 2017, respectively.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.16%.

**	Prior to June 28, 2017, Third Avenue International Real Estate Value Fund’s Institutional Shares were named Founders Shares.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	Year Ended	Period from January 1, 2021 through				Period from April 20, 2018 (commencement of investment operations) through
	October 31,	October 31,		Years Ended December 31,		December 31,
	2022	2021*		2020	2019	2018

Z Class:
Net asset value, beginning of period	$14.15	$12.32		$11.93	$9.96	$12.01

Income/(loss) from investment operations:
Net investment income@	0.23 ‡	0.16	+	0.13	0.13	0.15
Net gain/(loss) on investment transactions (both realized and unrealized)	(3.16)	1.67		0.46	2.00 [1]	(1.14)

Total from investment operations	(2.93)	1.83		0.59	2.13	(0.99)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.31)	—		(0.20)	—	(0.11)
Distributions from net realized gain	—	—		—	(0.16)	(0.95)

Total dividends and distributions	(0.31)	—		(0.20)	(0.16)	(1.06)

Redemption fees	—	—		—	— **	—

Net asset value, end of year	$10.91	$14.15		$12.32	$11.93	$9.96

Total return[2]	(21.17)%	14.85%[3]		4.98%	21.44%	(8.15)%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$27,303	$35,209		$28,709	$16,248	$11,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.52%	2.07%[4]		1.59%[5]	1.59%[5]	1.40%[4,5]
After fee waivers/expense offset arrangement	1.00%[6]	1.00%[4,6]		1.03%[7]	1.19%[7]	0.73%[4,7]
Ratio of net investment income to average net assets	1.80%‡	1.47	%4,+	1.17%	1.15%	1.79%[4]
Portfolio turnover rate	29%	35%[3]		47%	34%	53%[3]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.56%, 1.39% and 1.36% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00% and 0.68% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.19%.

**	Amount less than $0.01.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements

October 31, 2022

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). The Funds offer separate classes of shares, Institutional, Investor and Z Class. As of October 31, 2022, Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940 as amended, (the “1940 Act”)). Third Avenue International Real Estate Value Fund is non-diversified (within the meaning of Section 5(b)(2) of the 1940 Act). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

of companies in the Russell 2000® Index or the S&P® Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Real Estate Value Fund seeks to achieve its long-term capital growth and current income objective primarily through investment in international public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferred securities, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1 billion). The composition of the portfolio does not seek to mimic equity REIT indices. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of shares of REITs and securities issued by other companies principally engaged in the real estate industry. Equity securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•     Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•     Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of October 31, 2022:

Third Avenue Value Fund

Assets	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$13,820,980	$—	$13,820,980	$—
Automotive	46,929,171	—	46,929,171	—
Banks	81,962,864	18,452,811	63,510,053	—
Building Products	25,771,332	—	25,771,332	—
Consumer Products	10,889,581	—	10,889,581	—
Diversified Holding Companies	42,965,377	8,823,657	34,141,720	—
Energy - Refining & Marketing	15,501,816	15,501,816	—	—
Financial Services	28,977,111	15,076,382	13,900,729	—
Forest Products & Paper	14,968,278	14,968,278	—	—
Insurance	16,629,547	16,629,547	—	—
Media	27,495,484	—	27,495,484	—
Metals & Mining	80,722,596	80,722,596	—	—
Non-U.S. Real Estate Operating Companies	10,005,056	—	10,005,056	—
Oil & Gas Production & Services	91,637,983	64,582,053	27,055,930	—
Retail	10,914,817	—	10,914,817	—
Transportation & Logistics	10,752,136	10,752,136	—	—
Transportation Infrastructure	33,321,073	8,135,519	25,185,554	—
U.S. Real Estate Operating Companies	1,917,893	1,917,893	—	—

Total Common Stocks	565,183,095	255,562,688	309,620,407	—

Total Value of Investments	$565,183,095	$255,562,688	$309,620,407	$—

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Third Avenue Small-Cap Value Fund

Assets	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Bank & Thrifts	$34,014,920	$34,014,920	$—	$—
Commercial Services	3,116,249	3,116,249	—	—
Conglomerates	8,725,319	8,725,319	—	—
Consulting & Information Technology Services	7,598,898	7,598,898	—	—
Consumer Discretionary	12,244,972	12,244,972	—	—
Consumer Staples	1,605,054	1,605,054	—	—
Financials	9,479,754	9,479,754	—	—
Healthcare	84,304	84,304	—	—
Home Building	5,511,788	5,511,788	—	—
Industrial Equipment	4,848,310	4,848,310	—	—
Industrial Services	23,249,133	23,249,133	—	—
Insurance & Reinsurance	7,485,547	7,485,547	—	—
Materials	3,795,909	3,795,909	—	—
Metals Manufacturing	5,196,009	5,196,009	—	—
Oil & Gas Production & Services	14,866,540	14,866,540	—	—
Real Estate	7,652,840	7,652,840	—	—
U.S. Real Estate Investment Trusts	3,651,001	3,651,001	—	—
U.S. Real Estate Operating Companies	615,137	615,137	—	—

Total Common Stocks	153,741,684	153,741,684	—	—

Closed-End Fund:
Financials	$4,100,313	$4,100,313	$—	$—

Total Closed-End Fund	4,100,313	4,100,313	—	—

Total Value of Investments	$157,841,997	$157,841,997	$—	$—

Third Avenue Real Estate Value Fund

Assets	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$19,740,736	$19,740,736	$—	$—
Forest Products & Paper	31,623,650	31,623,650	—	—
Industrial Services	19,697,957	19,697,957	—	—
Non-U.S. Homebuilder	12,168,487	—	12,168,487	—
Non-U.S. Real Estate Consulting/Management	5,076,754	—	5,076,754	—
Non-U.S. Real Estate Investment Trusts	28,368,237	—	28,368,237	—

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Assets	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Non-U.S. Real Estate Operating Companies	$58,229,218	$27,603,679	$30,625,539	$—
Retail-Building Products	14,008,717	14,008,717	—	—
U.S. Homebuilder	38,008,638	38,008,638	—	—
U.S. Real Estate Investment Trusts	51,713,656	51,713,656	—	—
U.S. Real Estate Operating Companies	13,307,076	13,307,076	—	—	*

Total Common Stocks	291,943,126	215,704,109	76,239,017	—

Corporate Bonds:
U.S. Real Estate Operating Companies	532,239	—	532,239	—

Total Corporate Bonds	532,239	—	532,239	—

Preferred Stocks:
Mortgage Finance	14,289,774	14,289,774	—	—
U.S. Real Estate Investment Trusts	1,284,613	1,284,613	—	—

Total Preferred Stocks	15,574,387	15,574,387	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—

Purchased Options:	10,079	—	10,079	—

Total Purchased Options	10,079	—	10,079	—

Total Value of Investments	$308,059,831	$231,278,496	$76,781,335	$—	*

Third Avenue International Real Estate Value Fund

Assets	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Non-U.S. Homebuilder	$5,431,144	$969,856	$4,461,288	$—
Non-U.S. Real Estate Investment Trusts	10,527,853	2,194,135	8,333,718	—
Non-U.S. Real Estate Operating Companies	21,469,496	7,124,680	14,344,816	—

Total Common Stocks	37,428,493	10,288,671	27,139,822	—

Purchased Options:	205,043	—	205,043	—

Total Purchased Options	205,043	—	205,043	—

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Assets	Total Value at 10/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Total Value of Investments	$37,633,536	$10,288,671	$27,344,865	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at zero.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

For the year ended October 31, 2022, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	10/31/22
Other (a)	$—	*

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•   Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•   Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statements of Assets and Liabilities.The change in net unrealized currency gains/(losses) for the period is reflected on the Statements of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities ("PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities.The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable on the Statements of Assets and Liabilities.

For the year ended October 31, 2022,Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 836 and cost of $0 with respect to PIK securities. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Fund did not receive any in-kind payments with respect to PIK securities for the year ended October 31, 2022. Any in-kind payments with respect to PIK securities are included in interest income on the Statements of Operations.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium.These base lending rates are generally either the lending rate offered by one or more major European banks, such as the Euro Interbank Offered Rate (“Euribor”), the Secured Overnight Financing Rate (“SOFR”), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2022.

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

As of October 31, 2022, the Funds did not hold any forward foreign currency contracts.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid.The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the year ended October 31, 2022,Third Avenue Value Fund,Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund used purchased and written put and call options for hedging purposes.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Summary of derivatives information:

The following tables present the value of derivatives held as of October 31, 2022, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Third Avenue Real Estate Value Fund

	Statements of Assets and
Derivative Contract	Liabilities Location	Options

Assets:

Foreign currency contracts	Purchased options at value	$10,079

Total		$10,079

Third Avenue International Real Estate Value Fund

	Statements of Assets and
Derivative Contract	Liabilities Location	Options

Assets:

Equity contracts	Purchased options at value	$205,043

Total		$205,043

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

The following tables present the effect of derivatives on the Statements of Operations during the year ended October 31, 2022, by primary risk exposure:

Third Avenue Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options
Equity contracts	$(17,209)(a)

Amount of Realized Gain/(Loss)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options
Equity contracts	$11,046,380(b)

Third Avenue Real Estate Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options

Foreign currency contracts	$(5,456)(a)

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options	Written Options

Equity contracts	$-	$185,237	(c)

Foreign currency contracts	$(90,666)(b)	$-

Third Avenue International Real Estate Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options

Equity contracts	$32,075(a)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Amount of Realized Gain/(Loss)
on Derivatives Recognized in Income
Derivative Contract	Purchased Options	Written Options

Equity contracts	$370,746(b)	$(94,872)(c)

(a) Included in “Net change in unrealized appreciation/(depreciation) on purchased options”.

(b) Included in “Net realized gain/(loss) on purchased options”.

(c) Included in “Net realized gain/(loss) on written options”.

Derivatives volume:

The table below discloses the volume of the Funds’ options activities during the year ended October 31, 2022 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the “Summary of derivatives information” for derivative-related gains and losses associated with volume activity (measured at each month-end).

			Third Avenue
		Third Avenue	International
	Third Avenue	Real Estate	Real Estate
	Value Fund	Value Fund	Value Fund
OTC Equity Options:
Average Number of Contracts - Purchased Options	2,169	—	1,169
Average Notional - Purchased Options	$97,278,185	$—	$6,854,546
Average Number of Contracts - Written Options	—	106	238
Average Notional - Written Options	$—	$764,838	$3,939,781
Foreign Currency Options:
Average Notional - Purchased Options	$—	$40,476,923	$—

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders.Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of theTrust andThird Avenue Variable Series Trust.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”)providesthe Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 1, 2022, ACA Group (“ACA”), operating through its subsidiary, Foreside Fund Officer Services LLC, provided theTrust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 7, 2021, Alaric Compliance Services LLC (“Alaric”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. ACA and Alaric were compensated for their services provided to the Trust through November 30, 2022 and December 7, 2021, respectively.

Foreign withholding tax reclaims; Interest payable; Interest expense:

In consideration of recent decisions rendered by European Union (“EU”) courts, the Third Avenue Value Fund has filed for additional prior year reclaims (“EU reclaims”) related to taxes withheld by certain countries on dividend income. The Fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment.

During the year ended October 31, 2022, the Fund recorded EU reclaims and related interest which is reflected as foreign withholding tax reclaims in the Statements of Operations.

For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to its shareholders. If EU reclaims received exceed foreign withholding taxes paid, the Fund will seek to enter into a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued liabilities for the estimated total IRS compliance fee and interest payable related to foreign withholding tax claims, which are

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

disclosed in the Statements of Assets and Liabilities. The Fund has recorded the corresponding interest expense in the Statements of Operations. The actual IRS compliance fee may differ from the estimate and that difference may be material.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (an affiliated person as defined in the 1940 Act, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the year ended October 31, 2022 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Unaffiliated	$173,496,576	$168,883,607
Third Avenue Small-Cap Value Fund
Unaffiliated	22,071,377	36,046,733
Affiliated	4,128,893	—
Third Avenue Real Estate Value Fund
Unaffiliated	48,952,524	115,487,339
Affiliated	—	2,998,526
Third Avenue International Real Estate Value Fund
Unaffiliated	16,933,085	12,619,688

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Real Estate Value Fund	1.00%

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, and certain miscellaneous expenses. The Z Class of each Fund does not pay service fees due to third parties.

The following were amounts payable to the Adviser at October 31, 2022:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

				International
		Small-Cap	Real Estate	Real Estate
	Value Fund	Value Fund	Value Fund	Value Fund
Advisory Fees	$487,579	$159,458	$265,487	$89,826
Reimbursement for shareholder servicing fee	—	407	—	20

Total	$487,579	$159,865	$265,487	$89,846

Until March 1, 2023 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The table below reflects the expense limitations in effect during the year ended October 31, 2022:

	Investor	Institutional		Termination Date
	Class	Class	Z Class
Third Avenue Value Fund	1.40%	1.15%	1.05%	March 1, 2023
Third Avenue Small-Cap Value Fund	1.40%	1.15%	1.05%	March 1, 2023
Third Avenue Real Estate Value Fund	1.40%	1.15%	1.05%	March 1, 2023
Third Avenue International Real Estate Value Fund	N/A	1.00%	1.00%	March 1, 2023

The waived fees and reimbursed expenses for all Funds except for the Third Avenue International Real Estate Value Fund may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations. No previously waived fees were paid to the Adviser during the year ended October 31, 2022. Below are the corresponding contingent liabilities to the Adviser in effect as of October 31, 2022:

	Expenses Waived through
		Fiscal years ending
	October 31, 2020	October 31, 2021	October 31, 2022
Fund	Subject to 2023	Repayment until 2024	October 31, 2025
Third Avenue Value Fund	$564,761	$86,922	$113,684
Third Avenue Small-Cap Value Fund	212,531	150,761	166,782
Third Avenue Real Estate Value Fund	252,422	74,690	122,346

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Trust. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the year ended October 31, 2022, such fees amounted to $391,741 for Third Avenue Value Fund, $106,710 for Third Avenue Small-Cap Value Fund, $314,152 for Third Avenue Real Estate Value Fund and $7,606 for Third Avenue International Real Estate Value Fund.

4. RELATED PARTY TRANSACTIONS

Investment in affiliates:

Any transactions in securities of affiliated issuers are executed at fair value under the same terms as an arms length transaction.

A summary of the Funds’ transactions in securities of affiliated issuers for the year ended October 31, 2022 is set forth below:

Third Avenue Small-Cap Value Fund

					Net Change in
					Unrealized
	Value at	Purchases	Proceeds from	Net Realized	Appreciation	Value at	Investment
Name of Issuer:	Oct. 31, 2021	at Cost	Sales	Gain/(Loss)	(Depreciation)	Oct. 31, 2022	Income
Hamilton Beach Brands Holding Co., Class A **	$4,217,865	$4,128,893	$745,725	$(549,992)	$(359,011)	$6,692,030	$192,132

Total Affiliates	$4,217,865	$4,128,893	$745,725	$(549,992)	$(359,011)	$6,692,030	$192,132

**	Not an affiliate at October 31, 2021.

Third Avenue Real Estate Value Fund

						Net Change in Unrealized Appreciation

	Value at		Purchases	Proceeds from	Net Realized		Value at		Investment
Name of Issuer:	Oct. 31, 2021		at Cost	Sales	Gain/(Loss)	(Depreciation)	Oct. 31, 2022		Income
Five Point Holdings, LLC, Class A**	$32,486,694		$—	$2,967,312	$(14,324,675)	$(7,469,969)	$7,724,738		$—
Trinity Place Holdings, Inc.	$10,243,533		$—	$31,215	$(186,960)	$(6,174,290)	$3,851,068		$—
Trinity Place Holdings, Inc. Special Stock	—	*	$—	—	—	—	$—	*	—

Total Affiliates	$42,730,227		$—	$2,998,527	$(14,511,635)	$(13,644,259)	$11,575,806		$—

**	No longer an affiliate at 10/31/22.
*	Investment fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

5. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class, Third Avenue Real Estate Value Fund Investor Class and Third Avenue International Real Estate Value Fund Investor Class, each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules. As of October 31, 2022 Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations.

For the year ended October 31, 2022, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$45,936
Third Avenue Small-Cap Value Fund	7,318
Third Avenue Real Estate Value Fund	74,847

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	939,073	$54,401,036	163,908	$8,904,128
Shares issued upon reinvestment of dividends and distributions	5,862	288,994	806	33,201
Shares redeemed	(918,523)	(47,570,058)	(143,999)	(7,675,429)

Net increase in shares	26,412	$7,119,972	20,715	$1,261,900

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	939,269	$51,217,271	581,901	$31,227,447
Shares issued upon reinvestment of dividends and distributions	405,242	19,905,472	86,282	3,545,341
Shares redeemed	(1,588,848)	(82,731,134)	(2,190,629)	(107,211,248)

Net decrease in shares	(244,337)	$(11,608,391)	(1,522,446)	$(72,438,460)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	2,186	$115,646	1,113	$61,103
Shares issued upon reinvestment of dividends and distributions	1,532	75,195	311	12,775
Shares redeemed	(1,768)	(92,590)	(913)	(46,721)

Net increase in shares	1,950	$98,251	511	$27,157

Third Avenue Small-Cap Value Fund

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	19,700	$380,435	159,669	$2,977,882
Shares issued upon reinvestment of dividends and distributions	13,405	259,933	2,296	39,607
Shares redeemed	(42,397)	(819,456)	(156,246)	(3,220,728)

Net increase/(decrease)in shares	(9,292)	$(179,088)	5,719	$(203,239)

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	677,023	$13,215,767	470,190	$9,588,314
Shares issued upon reinvestment of dividends and distributions	658,125	13,116,439	122,863	2,169,769
Shares redeemed	(1,056,353)	(20,940,635)	(1,389,419)	(27,665,504)

Net increase/(decrease)in shares	278,795	$5,391,571	(796,366)	$(15,907,421)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	6,486	$129,373	12,617	$235,237
Shares issued upon reinvestment of dividends and distributions	2,612	52,206	428	7,583
Shares redeemed	(5,797)	(112,632)	(4,836)	(100,136)

Net increase in shares	3,301	$68,947	8,209	$142,684

Third Avenue Real Estate Value Fund
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	87,100	$2,108,816	139,078	$3,460,620
Shares issued upon reinvestment of dividends and distributions	112,513	2,979,346	15,101	342,800
Shares redeemed	(363,113)	(8,848,777)	(1,175,994)	(28,640,422)

Net decrease in shares	(163,500)	$(3,760,615)	(1,021,815)	$(24,837,002)

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	824,598	$20,205,775	1,317,916	$33,214,343
Shares issued upon reinvestment of dividends and distributions	1,319,301	35,040,635	182,570	4,157,133
Shares redeemed	(3,238,283)	(78,309,232)	(6,228,606)	(155,301,978)

Net decrease in shares	(1,094,384)	$(23,062,822)	(4,728,120)	$(117,930,502)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	51,335	$1,182,721	57,413	$1,401,299
Shares issued upon reinvestment of dividends and distributions	95,214	2,523,158	16,119	366,217
Shares redeemed	(510,304)	(11,886,312)	(507,262)	(12,012,910)

Net decrease in shares	(363,755)	$(8,180,433)	(433,730)	$(10,245,394)

Third Avenue International Real Estate Value Fund

	For the Year Ended October 31, 2022		Period from January 1, 2021 through October 31, 2021		For the Year Ended December 31, 2020
	Institutional Class		Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	218,532	$2,765,186	166,499	$2,242,613	583,122	$5,640,508
Shares issued upon reinvestment of dividends and distributions	23,505	311,909	—	—	27,490	328,228
Shares redeemed	(81,978)	(1,005,165)	(77,696)	(964,306)	(5,954,527)	(56,960,823	)*

Net increase/(decrease)in shares	160,059	$2,071,930	88,803	$1,278,307	(5,343,915)	$(50,992,087)

*	Redemption fees are netted with redemption amounts.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

	For the Year Ended October 31, 2022		Period from January 1, 2021 through October 31, 2021		For the Year Ended December 31, 2020
	Z Class		Z Class		Z Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	77,683	$1,032,271	187,345	$2,551,635	973,236	$10,627,923
Shares issued upon reinvestment of dividends and distributions	48,657	667,090	—	—	34,572	426,275
Shares redeemed	(113,075)	(1,277,765)	(28,067)	(376,529)	(39,656)	(415,994)

Net increase in shares	13,265	$421,596	159,278	$2,175,106	968,152	$10,638,204

Certain shares of the Third Avenue International Real Estate Value Fund charged a redemption fee of 2.00% on proceeds redeemed less than 90 days following their acquisition. Effective April 12, 2021, the redemption fee was eliminated for the Third Avenue International Real Estate Value Fund.

As of October 31, 2022, a shareholder in the Third Avenue International Real Estate Value Fund held 61% of the total outstanding shares of the Fund. Transactions by that shareholder may have a material impact on the Fund.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields.The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell.The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:

The Funds’ cash balances are held at major regional U.S. banks, JPMorgan Chase Bank, N.A. and The Bank of New York Mellon. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Focused investing risk:

Although Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are each a diversified investment company under the 1940 Act, each of these Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. A Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, a Fund from time to time may have an investment portfolio that is considered “non-diversified” by the 1940 Act despite its classification as a diversified investment company.

The Third Avenue International Real Estate Value Fund is a non-diversified investment company under the 1940 Act. As such, the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Environmental, Social and Governance (“ESG”) strategy risk:

The Third Avenue International Real Estate Value Fund’s investment strategy takes into account the impact that real estate companies have on the environment and other sustainability considerations. The use of this ESG framework could cause the Third Avenue International Real Estate Value Fund to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in this Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At October 31, 2022, the Funds had counterparty concentration of credit risk primarily with Goldman Sachs & Co. and JPMorgan Chase Bank, N.A.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

(“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive.To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Third Avenue Real Estate Value Fund

At October 31, 2022, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

	Assets	Liabilities
Derivative Financial Instruments:
Options	$10.079	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	10,079	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$10,079	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2022:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
JPMorgan Chase Bank, N.A	$10,079	$—	$—	$—	$10,079

Third Avenue International Real Estate Value Fund

At October 31, 2022, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$205,043	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	205,043	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$205,043	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2022:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$205,043	$—	$—	$—	$205,043

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. These temporary differences are primarily due to investment partnership basis adjustments, PFICs marked to market, capital loss carryforwards, and losses deferred due to wash sales. Permanent differences are primarily due to the utilization of equalization debits, reclassification of certain transactions involving foreign securities and currencies, real estate investment trusts (“REITs”), distribution reclassifications, non-deductible excise taxes paid, non-deductible interest expenses related to foreign tax reclaims and other book to tax adjustments. For the year ended October 31, 2022, these adjustments were to increase paid-in capital by $5,879,089 and decrease total distributable earnings by $5,879,089 for the Third Avenue Value Fund, increase paid-in capital by $440,877 and decrease total distributable earnings by $440,877 for theThird Avenue Small-Cap Value Fund and increase paid-in capital by $3,087,947 and decrease total distributable earning by $3,087,947 for the Real Estate Value Fund and Third Avenue International Real Estate Fund did not have any adjustments between paid-in capital and total distributable earnings.

The tax character of dividends and distributions paid during the year ended October 31, 2022 was as follows:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$6,267,749	$14,795,479	$21,063,228
Third Avenue Small-Cap Value Fund	505,276	13,422,778	13,928,054
Third Avenue Real Estate Value Fund	2,705,468	39,990,395	42,695,863
Third Avenue International Real Estate Value Fund	1,079,322	—	1,079,322

The tax character of dividends and distributions paid during the year ended October 31, 2021 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$3,754,034	$—	$3,754,034
Third Avenue Small-Cap Value Fund(a)	400,024	1,899,982	2,300,006
Third Avenue Real Estate Value Fund	171,687	4,928,304	5,099,991
Third Avenue International Real Estate Value Fund	—	—	—

The tax character of dividends and distributions paid by the Third Avenue International Real Estate Value Fund during the year ended December 31, 2020 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue International Real Estate Value Fund	$862,785	$—	$862,785

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

At October 31, 2022, the accumulated undistributed earnings on a tax basis were:

	Undistributed Ordinary Income	Net Capital Gains	Net Capital Losses
Third Avenue Value Fund	$29,391,209	$5,405,395	$(8,612,401)
Third Avenue Small-Cap Value Fund(a)	85,138	7,934,538	—
Third Avenue Real Estate Value Fund	7,655,597	17,239,258	—
Third Avenue International Real Estate Value Fund	832,601	—	(6,758,313)

(a) Includes short-term capital gains, which are taxed as ordinary income.

This differs from the amount shown on the Statements of Assets and Liabilities primarily due to cumulative timing differences related to investment partnership basis adjustments, PFICs marked to market, capital loss carryforwards, deferred losses on wash sales and other timing differences.

For the year-ended October 31, 2022, Third Avenue Value Fund utilized $2,735,349 in net capital losses. As of October 31, 2022, Third Avenue Value Fund has long-term capital loss carryforwards of $8,612,401. Although there is no expiration date on the use of this carryforward, Third Avenue Value Fund will be subject to certain limitations on its use.

For the year-ended October 31, 2022, Third Avenue International Real Estate Value Fund utilized $47,158 in net capital losses. As of October 31, 2022, Third Avenue International Real Estate Value Fund has long-term capital loss carryforwards of $6,758,313, which can be carried forward indefinitely and retain the character of long term.

The U.S. federal income tax basis of the Funds’ investments and the total unrealized appreciation/depreciation as of October 31, 2022 were as follows:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2022

	Tax Basis of Investments	Appreciation	(Depreciation)	Total Unrealized Appreciation/ (Depreciation)	Other Cost Basis Adjustments	Total Net Unrealized Appreciation / (Depreciation)

Third Avenue Value Fund	$498,283,115	$128,899,012	$(61,999,032)	$66,899,980	$—	$66,899,980

Third Avenue Small-Cap Value Fund	$101,347,774	$60,837,519	$(4,343,296)	$56,494,223	$—	$56,494,223

Third Avenue Real Estate Value Fund	$266,060,938	$106,916,407	$(64,917,514)	$41,998,893	$—	$41,998,893

Third Avenue International Real Estate Value Fund	$39,885,807	$5,493,169	$(7,745,440)	$(2,252,271)	$—	$(2,252,271)

10. THIRD AVENUE INTERNATIONAL REAL ESTATE VALUE FUND REORGANIZATION

Effective April 12, 2021, shareholders of the Third Avenue International Real Estate Value Fund, (formerly, REMS International Real Estate Value-Opportunity Fund), a series of the World Funds Trust (the “Predecessor Fund”) received Institutional Class and Z Class shares of the Third Avenue International Real Estate Value Fund, a series of Third Avenue Trust (the “Successor Fund”), as applicable, equal to the aggregate net asset value and share quantity of the Predecessor Fund immediately prior to the reorganization. This equated to $10,852,364 net assets attributable to 860,589 Institutional Class shares and $30,985,142 net assets attributable to 2,379,628 Z Class shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Successor Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. The Successor Fund inherited the Predecessor Fund’s historical performance and financial records. Accordingly, the Predecessor Fund’s operating history prior to the reorganization is presented in the Successor Fund’s financial statements and financial highlights.

Third Avenue Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Third Avenue Trust and Shareholders of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Third Avenue Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Third Avenue Value Fund	For the year ended	For the years ended	For each of the periods
	October 31, 2022	October 31, 2022 and 2021	indicated therein
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Real Estate	For the year ended	For the year ended October 31,	For the year ended October 31,
Value Fund	October 31, 2022	2022 and for the period	2022 and for the period
		January 1, 2021 through	January 1, 2021 through
		October 31, 2021	October 31, 2021

The financial statements of Third Avenue International Real Estate Value Fund, as of and for the year ended December 31, 2020 and the financial highlights for each of the periods ended on or prior to December 31, 2020 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated March 1, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Third Avenue Trust

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians and broker; when a reply was not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, PA

December 29, 2022

We have served as the auditor of one or more investment companies in Third Avenue Funds since 1990.

Third Avenue Trust

Management of the Trust

(Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling (800) 443-1021.

Independent Trustees

Correspondence intended for any Independent Trustee may be sent to: 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Robert J. Christian DOB: February 1949	Trustee since 10/19	Trustee	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (‘‘RSMC’’) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.

Trustee of

FundVantage Trust

(registered investment

company with 36

portfolios); Trustee of

Optimum Fund Trust

(registered investment

company with 6

portfolios); Trustee of

Third Avenue Variable

Series Trust

(registered investment

company with 1

portfolio).

Iqbal Mansur DOB: June 1955	Trustee since 10/19	Trustee	Retired since September 2020; Professor of Finance, Widener University from 1998 to August 2020; Member of the Investment Committee of ChristianaCare Health System from January 2022 to present.	Trustee of FundVantage Trust (registered investment company with 36 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Third Avenue Trust

Management of the Trust (continued)

(Unaudited)

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Nicholas M. Marsini Jr. DOB: August 1955	Trustee and Chairman since 10/19	Trustee and Chairman of the Board

Retired since March 2016; President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive

Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.

Trustee and Chairman

of the Board of

FundVantage Trust

(registered investment

company with 36

portfolios); Trustee of

Brinker Capital

Destinations Trust

(registered investment

company with 10

portfolios); Trustee

and Chairman of the

Board of Third Avenue

Variable Series Trust

(registered investment

company with 1

portfolio).

Nancy B. Wolcott DOB: November 1954	Trustee since 10/19	Trustee

Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice

President of PFPC Worldwide Inc. from 2006 to

2007.

Trustee of

FundVantage Trust

(registered investment

company with 36

portfolios); Trustee of

Lincoln Variable

Insurance Products

Trust (registered

investment company

with 97 portfolios);

Trustee of Third

Avenue Variable Series

Trust (registered

investment company

with 1 portfolio).

Third Avenue Trust

Management of the Trust (continued)

(Unaudited)

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Stephen M. Wynne DOB: January 1955	Trustee since 10/19	Trustee

Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief

Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010;

President, PNC Global

Investment Servicing from 2003

to 2008.

Trustee of

FundVantage Trust

(registered investment

company with 36

portfolios); Trustee of

Copeland Trust

(registered investment

company with 3

portfolios); Trustee of

Third Avenue Variable

Series Trust

(registered investment

company with 1

portfolio).

*	Each Trustee serve until his or her successor is duly elected and qualified.

Third Avenue Trust

Management of the Trust (continued)

(Unaudited)

Principal Trust Officers

Name & Date of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer

Joel L. Weiss DOB: January 1963	President, Chief Executive Officer	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.	N/A

Christine S. Catanzaro DOB: August 1984	Treasurer, Chief Financial Officer	Financial Reporting Consultant from October 2020 to September 2022; Senior Manager, Ernst & Young LLP from March 2013 to October 2020.	N/A

T. Richard Keyes DOB: January 1957	Vice President	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms February 2006 to July 2016.	N/A

Gabriella Mercincavage DOB: June 1968	Assistant Treasurer	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.	N/A

Vincenzo A. Scarduzio DOB: April 1972	Secretary	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.	N/A

John J. Canning DOB: Noveber 1970	Chief Compliance Officer and Anti-Money Laundering Officer

Director of Chenery Compliance Group, LLC from March

2021 to present; Senior Consultant of Foreside Financial

Group from August 2020 to March 2021; Chief Compliance

Officer & Chief Operating Officer of Schneider Capital

Management LP from May 2019 to July 2020; Chief

Operating Officer & Chief Compliance Officer of Context

Capital Partners, LP from March 2016 to March 2018 and

February 2019, respectively.

N/A

Third Avenue Trust

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2022 and held for the six months ended October 31, 2022 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Real Estate Value Fund and all hypothetical data.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust

Schedule of Shareholder Expenses (continued)

(Unaudited)

	Beginning Account Value May 01, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period October 31, 2022	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$ 966.80	$7.23	1.46%
Hypothetical	$1,000.00	$1,018.06	$7.41	1.46%
Institutional Class
Actual	$1,000.00	$ 968.20	$6.01	1.21%
Hypothetical	$1,000.00	$1,019.37	$6.17	1.21%
Z Class
Actual	$1,000.00	$ 968.70	$5.52	1.11%
Hypothetical	$1,000.00	$1,019.88	$5.67	1.11%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,057.60	$7.26	1.40%
Hypothetical	$1,000.00	$1,018.15	$7.12	1.40%
Institutional Class
Actual	$1,000.00	$1,059.20	$5.97	1.15%
Hypothetical	$1,000.00	$1,019.41	$5.85	1.15%
Z Class
Actual	$1,000.00	$1,059.50	$5.45	1.05%
Hypothetical	$1,000.00	$1,019.91	$5.35	1.05%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$ 806.00	$6.38	1.40%
Hypothetical	$1,000.00	$1,018.14	$7.13	1.40%
Institutional Class
Actual	$1,000.00	$ 807.10	$5.24	1.15%
Hypothetical	$1,000.00	$1,019.40	$5.86	1.15%
Z Class
Actual	$1,000.00	$ 807.60	$4.79	1.05%
Hypothetical	$1,000.00	$1,019.90	$5.35	1.05%
Third Avenue International Real Estate Value Fund
Institutional Class
Actual	$1,000.00	$ 833.50	$4.62	1.00%
Hypothetical	$1,000.00	$1,020.16	$5.09	1.00%
Z Class
Actual	$1,000.00	$ 834.10	$4.63	1.00%
Hypothetical	$1,000.00	$1,020.16	$5.09	1.00%

Third Avenue Trust

Federal Tax Status of Dividends and Distributions

(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2021. This information is presented to meet regulatory requirements and no current action on your part is required. The information reported below will differ from the actual amounts taxable to shareholders for the calendar year ending December 31, 2022.

Information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be issued by the Funds in the early part of 2022.

The Funds are required to make certain designations including to designate the portion of any distributions made to shareholders during their fiscal year beginning on November 1, 2020 and ending on October 31, 2021 that were from capital gains. Depending upon your instructions, distributions from the Funds were either paid to you in cash or reinvested into your account.

The following is the breakdown of the aggregate amount of dividends and distributions and deemed paid by each Fund during fiscal year ended October 31, 2022:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
Ordinary Income	$6,267,749	$505,276	$2,705,468	$1,079,322
Short-Term Capital Gains Distributions (treated as ordinary income)	—	—	—	—
Long-Term Capital Gains Distributions	14,795,479	13,422,778	39,990,395	—

Total Dividends and Distributions	$21,063,228	$13,928,054	$42,695,863	$1,079,322

With respect to ordinary dividends paid by the Funds during their fiscal year ended October 31, 2022, the Funds designate the maximum allowable amounts under section 854 of the Internal Revenue Code of 1986. Such designated amounts shall not be less than the following with respect to ordinary dividends:

	Qualified	Dividends Received
	Dividend Income	Deduction
	for Individuals	for Corporations
Third Avenue Value Fund	$7,428,475	30%
Third Avenue Small-Cap Value Fund	559,318	100%
Third Avenue Real Estate Value Fund	3,047,306	27%
Third Avenue International Real Estate Value Fund	1,183,548	0%

Third Avenue Trust

Federal Tax Status of Dividends and Distributions (continued)

(Unaudited)

The following Fund intends to elect to pass through to shareholders the income taxes paid to foreign countries which may be eligible for the foreign tax credit in accordance with Section 853 of the Internal Revenue Code of 1986.

Gross foreign source income and foreign tax expense for the year ended October 31, 2022 are as follows:

	Gross Foreign	Foreign Tax
	Source Income	Pass Through
Third Avenue International Real Estate Value Fund	$1,425,051	$104,226

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

Christine S. Catanzaro — Treasurer, Chief Financial Officer

T. Richard Keyes — Vice President

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

John J. Canning — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

675 Third Avenue, Suite 2900-05

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street,

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please
	contact a Relationship Manager at:

www.thirdave.com	675 Third Avenue, Suite 2900-05	212.906.1160

/third-ave-management	New York, NY 10017	clientservice@thirdave.com

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $145,061, without any out of pocket expenses, for the fiscal year ending October 31, 2022, and $143,153, without any out of pocket expenses, for the fiscal year ending October 31, 2021.

Audit-Related Fees

(b)

There were no fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a). There were no audit-related services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust (“Service Affiliates”) during each of the last two years that were required to be pre-approved by the Trust’s Audit Committee.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $20,000 for the fiscal year ending October 31, 2022, and $60,000 for the fiscal year ending October 31, 2021.

All Other Fees

(d)

There were no fees billed to the Trust in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c).

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable.

(c)	100.00%

(d)	Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $41,390 for the fiscal year ending October 31, 2022, and $127,000 for the fiscal year ending October 31, 2021.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Third Avenue Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	1/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	1/6/23

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and Chief Financial Officer (principal financial officer)

Date	1/6/23

* Print the name and title of each signing officer under his or her signature.